Other Long-Term Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Long-term prepaids	$ 23.1	$ 9.0
Contingent Consideration (Note 9)	36.8	0.0
Escrow funds	6.2	9.9
Other	6.2	6.2
Other long-term assets	$ 72.2	$ 25.1